Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Oct. 22, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 22, 2013